LOANS FROM RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Varian Biopharmaceuticals [Member]
LOANS FROM RELATED PARTIES

NOTE 7 - LOANS FROM RELATED PARTIES

During the three months ended March 31, 2022 and 2021, the Company received proceeds from loans payable from two investors in the aggregate amount of $65,030 and $264,969, respectively. Prior to 2022, the loans did not bear interest and each was repayable on the second anniversary of the specific loan. In February 2022, the loan agreements were modified such that they accrued interest at an annual rate of approximately 12% retroactive to each issuance date. As of February 14, 2022, total accrued interest on notes payable was $47,477.

In conjunction with the issuance of the bridge notes (Note 7), the notes payable principal of $612,937 and accrued interest of $47,477 were exchanged for bridge notes totaling $660,414.

As of March 31, 2022, the balance of loans payable was $0.

NOTE 6 – LOANS FROM RELATED PARTIES

During 2021 and 2020 the Company received proceeds from loans payable to two investors in the aggregate amount of $526,511 and $21,396, respectively. The loans do not bear interest and each is repayable on the second anniversary of the specific loan.

As of December 31, 2021, the balance of loans payable was $547,907.